Intangible assets, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

5	Intangible assets, net

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Developed technology	4,290	4,602	3,556
Others	5	5	4
Total	4,295	4,607	3,560
Less: accumulated amortization	(3,480)	(3,760)	(2,905)
Net book value	815	847	655

Amortization expense for the six months ended June 30, 2026 and 2025 was S$280,000 (US$216,000) and S$257,000, respectively. The weighted average remaining useful life of developed technology is 2 years.

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of June 30, 2026 are as follows:

June 30, 2026
S$’000

July to December 2026	261
Financial year ending 2027 to 2029	581